Average Annual Total Returns{- Fidelity Series Opportunistic Insights Fund} - 12.31 Fidelity Series Opportunistic Insights Fund Series PRO-07 - Fidelity Series Opportunistic Insights Fund	Fidelity Series Opportunistic Insights Fund Return Before Taxes Past 1 year	Fidelity Series Opportunistic Insights Fund Return Before Taxes Past 5 years	Fidelity Series Opportunistic Insights Fund Return Before Taxes Since Inception		Fidelity Series Opportunistic Insights Fund After Taxes on Distributions Past 1 year	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions Past 5 years	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions Since Inception		Fidelity Series Opportunistic Insights Fund After Taxes on Distributions and Sales Past 1 year	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions and Sales Past 5 years	Fidelity Series Opportunistic Insights Fund After Taxes on Distributions and Sales Since Inception		RS003 Past 1 year	RS003 Past 5 years	RS003 Since Inception
Total	31.18%	17.75%	17.94%	[1]	26.50%	15.02%	15.82%	[1]	21.48%	13.79%	14.51%	[1]	20.89%	15.43%	15.21%	[1]

[1]	(a)From December 6, 2012